Fresh Start Accounting	12 Months Ended
Sep. 30, 2015
Metu Brands, Inc [Member]
Fresh Start Accounting

Note 2 — "Fresh Start" Accounting

METU BRANDS, INC.

(Formerly Ecology Coatings, Inc.)

FRESH START ADJUSTMENTS

	9/19/2014	Dr(CR) Reorganization Adjustments		Dr(CR) Fresh Start Adjustments		9/19/2014
Assets
Current assets
Cash	$548	(548	) (1)	-		$0
Accounts receivable	1,238	(1,238	) (1)	-		0
Total Current Assets	1,786	-		-		0
Property, plant and equipment, net	37,249	(37,249	) (1)	-		0
Intangible assets, net	192,864	(192,864	) (1)	54,594	(2)	54,594
Total Assets	$231,899	-		-		$54,594

Liabilities and Equity (Deficit)
Total liabilities subject to compromise	2,112,143	2,112,143	(1)	-		0
Commitments and Contingencies (Note 5)
Metu Brands, Inc. ("MTOO") shareholders' deficit
Predecessor Preferred Stock 10,000,000 authorized at $0.001 par value shares issued and outstanding 271 at September 19, 2014	1	-		(1	(3)	0
Successor Preferred Stock 10,000,000 authorized at $0.001 par value; shares issued and outstanding 54,593,032 at September 19, 2014	-	-		1	(2)	1
Predecessor/Successor Common Stock 90,000,000 authorized at $0.001 par value; shares issued and outstanding 54,593,032 at September 19, 2014	54,593	-		-		54,593
Additional paid-in capital	28,615,490	(1,880,244	) (1)	30,495,734	(3)	0
Retained earnings	(30,550,328)	-		(30,550,328)	(4)	0
Total equity (deficit)	(1,880,244)	-		-		54,594
Total liabilities and equity (deficit)	$231,899	$0		$0		$54,594

(1) Reorganization adjustments reflect the transfer of $2,112,143 of liabilities subject to compromise and assets to the bankruptcy trustee in accordance with the plan of bankruptcy provisions.

(2) Fresh-start adjustments under section 852-10-45-17 as of the date of sale of the corporate shell to reflect intangible assets sale through section 363 of the bankruptcy code.

(3) Fresh-start adjustments under ASC 852-10-45-17 to predecessor preferred stock and APIC reflect the cancellation of the predecessor’s preferred stock.

(4) Fresh-start adjustment to retained earnings (accumulated deficit) resets accumulated deficit to zero.

(5) $20,000 was paid to the trustee by Shulamit Lazar for the subsequent issue of 30,000,000 common shares and $5,000 was paid to the trustee by Innovation Consulting LLC for the purchase of 271 preferred shares.